Document And Entity Information	12 Months Ended
Dec. 31, 2016
Document Information [Line Items]
Document Type	POS AM
Entity Registrant Name	Rich Uncles NNN REIT, Inc.
Entity Central Index Key	0001645873
Amendment Flag	false
Document Period End Date	Dec. 31, 2016
Entity Filer Category	Smaller Reporting Company